Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Property, Plant and Equipment
9.
Property, Plant and Equipment
(a)
Changes in property, plant and equipment for the year ended December 31, 2021 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction-in- progress (*1)	Right-of-use asset	Others (*2)	Total
Acquisition cost as of January 1, 2021	₩	442,822	7,420,854	48,166,361	735,329	6,122,364	184,036	1,021,641	64,093,407
Accumulated depreciation as of January 1, 2021		—	(3,457,052)	(37,581,293)	(600,912)	—	(69,130)	(697,134)	(42,405,521)
Accumulated impairment loss as of January 1, 2021		—	(116,596)	(1,317,770)	(8,250)	(76,637)	(3,999)	(24,931)	(1,548,183)
Book value as of January 1, 2021	₩	442,822	3,847,206	9,267,298	126,167	6,045,727	110,907	299,576	20,139,703
Additions		—	—	—	—	3,651,064	63,655	—	3,714,719
Depreciation		—	(394,416)	(3,188,694)	(72,065)	—	(62,983)	(259,095)	(3,977,253)
Disposals		(8,975)	(17,655)	(30,046)	(44)	(6,899)	(7)	(40,501)	(104,127)
Impairment loss		—	3,897	(15,287)	(3)	620	—	(7,191)	(17,964)
Others(*3)		—	704,753	1,784,733	110,083	(2,910,055)	—	299,534	(10,952)
Government grants received		—	(5,491)	(80,432)	(60)	—	—	—	(85,983)
Effect of movements in exchange rates		—	167,236	682,295	15,041	11,141	8,294	16,296	900,303
Book value as of December 31, 2021	₩	433,847	4,305,530	8,419,867	179,119	6,791,598	119,866	308,619	20,558,446
Acquisition cost as of December 31, 2021	₩	433,847	8,583,015	50,288,095	863,241	6,867,667	235,436	1,184,889	68,456,190
Accumulated depreciation as of December 31, 2021	₩	—	(4,068,333)	(40,637,254)	(675,638)	—	(111,382)	(853,778)	(46,346,385)
Accumulated impairment loss as of December 31, 2021	₩	—	(209,152)	(1,230,974)	(8,484)	(76,069)	(4,188)	(22,492)	(1,551,359)

(*1) As of December 31, 2021, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment

(*3) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment. Continued
(b)
Changes in property, plant and equipment for the year ended December 31, 2022 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction-in- progress (*1)	Right-of-use asset	Others (*2)	Total
Acquisition cost as of January 1, 2022	₩	433,847	8,583,015	50,288,095	863,241	6,867,667	235,436	1,184,889	68,456,190
Accumulated depreciation as of January 1, 2022		—	(4,068,333)	(40,637,254)	(675,638)	—	(111,382)	(853,778)	(46,346,385)
Accumulated impairment loss as of January 1, 2022		—	(209,152)	(1,230,974)	(8,484)	(76,069)	(4,188)	(22,492)	(1,551,359)
Book value as of January 1, 2022	₩	433,847	4,305,530	8,419,867	179,119	6,791,598	119,866	308,619	20,558,446
Additions		—	—	—	—	5,709,828	72,567	—	5,782,395
Depreciation		—	(373,089)	(3,182,783)	(83,747)	—	(76,370)	(269,796)	(3,985,785)
Disposals		(3,573)	—	(172,547)	(477)	—	—	(36,958)	(213,555)
Impairment loss(*3)		—	(252,997)	(672,061)	(6,912)	(292,564)	(3,439)	(29,282)	(1,257,255)
Others(*4)		45,771	196,747	1,732,712	78,497	(2,425,047)	(420)	334,931	(36,809)
Government grants received		—	-	(57,503)	-	-	-	-	(57,503)
Effect of movements in exchange rates		—	27,755	116,514	2,738	5,895	454	3,643	156,999
Book value as of December 31, 2022	₩	476,045	3,903,946	6,184,199	169,218	9,789,710	112,658	311,157	20,946,933
Acquisition cost as of December 31, 2022	₩	476,045	8,699,292	50,722,745	902,477	10,145,865	271,761	1,299,892	72,518,077
Accumulated depreciation as of December 31, 2022	₩	—	(4,348,201)	(42,744,139)	(719,862)	—	(151,550)	(962,598)	(48,926,350)
Accumulated impairment loss as of December 31, 2022	₩	—	(447,145)	(1,794,407)	(13,397)	(356,155)	(7,553)	(26,137)	(2,644,794)

(*1) As of December 31, 2022, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment

(*3) During 2022, Display(Large OLED) CGU was assessed for impairment, and impairment losses amounting to ~~W~~1,236,563 million are recognized as other expenses. Details of the impairment loss is explained in Note 10(d).

(*4) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment. Continued
(c)
Capitalized borrowing costs and capitalization rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Capitalized borrowing costs	₩	191,876	64,606	152,074
Capitalization rate		4.14%	3.69%	3.11%

(d)
The Group provides a portion of property, plant and equipment as an operating lease. During 2022, rental income from property, plant and equipment was ~~W~~2,806 million (2020: ~~W~~3,629 million, 2021: ~~W~~1,978 million).